CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues	$ 26,236	$ 22,071	$ 49,202	$ 33,062	$ 23,478
Distribution expenses	5,086	2,863	6,685	4,252	4,519
Development expenses	4,174	3,436	7,452	6,877	5,782
Selling and marketing expenses	607	764	1,483	1,981	1,457
General and administrative expenses	5,542	3,252	7,496	4,957	4,948
Initial public offering expenses	0	1,089	2,796
Depreciation and amortization	6,907	5,539	11,657	9,685	7,759
Total operating expenses	22,316	16,943	37,569	27,752	24,465
Profit from operations	3,920	5,128	11,633	5,310	(987)
Interest expenses with respect to funding from related parties	2,414	2,053	4,343	3,792	2,309
Finance income	0	(22)	(21)	(53)	0
Finance expenses	235	482	747	382	195
Profit before income taxes expenses	1,271	2,615	6,564	1,189	(3,491)
Income taxes expenses	(1,069)	(426)	(1,443)	(1,243)	(586)
Profit after income taxes expenses	202	2,189	5,121	(54)	(4,077)
The Company' share in profits (losses) of Joint Venture	6,523	(676)	1,393	(3,924)	(1,898)
Net and total comprehensive income	$ 6,725	$ 1,513	$ 6,514	$ (3,978)	$ (5,975)
Net income per common share outstanding, basic ($)	$ 0.27	$ 0.07	$ 0.29	$ (0.18)	$ (0.27)
Net income per common share outstanding, diluted ($)	$ 0.25	$ 0.06	$ 0.27	$ (0.18)	$ (0.27)
Weighted average number of common shares outstanding, basic	25,067,083	21,994,408	22,329,281	21,983,757	21,983,757
Weighted average number of common shares outstanding, diluted	26,611,557	23,402,028	23,898,477	21,983,757	21,983,757